Summary of Significant Accounting Policies - Schedule of Fair Value on a Recurring Basis using Significant Unobservable Inputs (Details)	12 Months Ended
Sep. 30, 2025 USD ($)
Convertible Note [Member]
Schedule of Fair Value on a Recurring Basis using Significant Unobservable Inputs [Line Items]
Opening balance
New convertible notes issued	3,112,549
Change in fair value of convertible notes	536,295
Conversion of convertible note	(3,648,844)
Ending balance
Warrant Liabilities [Member]
Schedule of Fair Value on a Recurring Basis using Significant Unobservable Inputs [Line Items]
Opening balance
Warrants issued in connection with the convertible notes	1,887,451
Change in fair value of warrants liabilities	7,387,121
Conversion of warrants liabilities	(9,274,572)
Ending balance